General information about business - Narrative (Details) € in Thousands	9 Months Ended	12 Months Ended
	Aug. 28, 2020 shares	Mar. 31, 2021 EUR (€) brand	Mar. 31, 2020 EUR (€)	Dec. 10, 2019 EUR (€) shares	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Number of brands | brand		2
Equity | €		€ (100,590)	€ 71,497		€ 86,967	€ 82,205
Revolving Credit Facility (RCF) | ≤ 3.50x > 3.00x
Disclosure of classes of share capital [line items]
Effective interest	1.75%
Term Loan | ≤ 3.50x > 3.00x
Disclosure of classes of share capital [line items]
Effective interest	2.00%
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Equity | €		€ 1,798	€ 341	€ 93	€ 341	€ 341
Number of shares outstanding (in shares) | shares				10,000,000
Stock Issued During Period, Shares, New Issues | shares	181,542,785